Notes Receivable (Details) - USD ($)	1 Months Ended			12 Months Ended
	Apr. 30, 2020	Jan. 22, 2020	Jan. 21, 2020	Dec. 31, 2022	Dec. 31, 2021
Notes Receivable (Details) [Line Items]
Interest income recognized				$ 37,397	$ 37,500
Notes Receivable [Member]
Notes Receivable (Details) [Line Items]
Interest rate		5.00%	5.00%
Maturity date	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2023
Company Note [Member]
Notes Receivable (Details) [Line Items]
Advances in note receivable	$ 250,000
Loaned amount	$ 250,000
Interest rate	5.00%
Principal amount				100,000
Company Note [Member] | Notes Receivable [Member]
Notes Receivable (Details) [Line Items]
Advances in note receivable			$ 400,000
Loaned amount		$ 400,000	400,000
Galvin Note [Member]
Notes Receivable (Details) [Line Items]
Principal amount				100,000
Galvin Note [Member] | Notes Receivable [Member]
Notes Receivable (Details) [Line Items]
Advances in note receivable			100,000
Loaned amount		$ 100,000	$ 100,000
Galvin Note [Member] | Chief Executive Officer [Member]
Notes Receivable (Details) [Line Items]
Principal amount				$ 100,000